CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Foreign currency translation adjustment, income tax	¥ 0	¥ 0	¥ 0
Unrealized gain on available for sale securities, income tax	5,809,288	4,254,339	2,034,081
Reclassification adjustment for gain on available for sale securities realized in net income, income tax	¥ 5,291,894	¥ 4,424,450	¥ 1,522,106